CONCENTRATION OF RISKS (Details Narrative)	12 Months Ended
	Dec. 31, 2025 HKD ($)		Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)
Concentration Risk [Line Items]
Deposits					$ 2,735,778	$ 21,339,065
Bank deposit amount						800,000
Insured amount					$ 2,530,649	19,739,065
Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	26.50%		28.50%	62.20%
Customer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	80.80%		56.30%
Suppliers [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	52.60%		81.10%	80.00%
Suppliers [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	88.10%		86.20%
Supplier D [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	9.90%	[1],[2]	18.80%	10.10%
Revenues	$ 21,584,467		$ 29,485,639	$ 12,255,968
Supplier D [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	25.80%		25.10%
Accounts payable			$ 1,143,274			3,277,601
Supplier I [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	12.90%		24.10%	34.80%
Revenues	$ 28,210,569		$ 37,669,105	$ 42,266,819
Supplier I [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	19.00%		25.40%
Accounts payable			$ 1,156,751			2,414,921
Supplier T [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	39.70%		38.20%	35.10%
Revenues	$ 86,770,342		$ 59,812,774	$ 42,655,527
Supplier T [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	5.50%	[1]	15.40%
Accounts payable			$ 700,000
Supplier C [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	43.30%
Accounts payable						5,500,000
Tri Tech Distribution Limited [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts payable						700,000
Supplier A [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			20.30%
Accounts payable			$ 923,051
Accord Technologies HK Limited [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage

[1]	Represents less than 10%
[2]	Represents less than 10%